Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll payable		$ 2,766,599	$ 2,702,457
Insurance fees collected to be paid to insurance companies		8,204,150	4,368,289
Tax payable		1,606,420	1,080,412
Accrued liability		484,927	618,064
Loan from third parties	[1]	2,515,385	2,304,391
Others		3,007,534	4,147,550
Total		$ 18,585,015	$ 15,221,163

[1]	Loan from third parties are due within 1 year, bearing 8% annual interest rate.